Subsequent Events (Details)										1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 17, 2024 shares	May 28, 2024 shares	Mar. 13, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) shares	Mar. 05, 2024 $ / shares shares	Mar. 04, 2024 USD ($)	Mar. 06, 2023 shares	Mar. 06, 2023 shares	Feb. 14, 2023 shares	Feb. 14, 2023 shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 28, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 23, 2024	Sep. 20, 2024 USD ($) $ / shares shares
Subsequent Events [Line Items]
Reverse stock split of shares issued and outstanding															On March 7, 2024, the Company filed a Certificate of Amendment to the Amended and Restated Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect a 1-for-12 reverse stock split with respect to the outstanding shares of the Company’s common stock.		1-for-12
Granted stock options	7,000	12,501					5,000	5,000	33,333	33,333
Exercise price, per share | $ / shares					$ 6
Stock options expiried date															Feb. 14, 2033		Feb. 14, 2033
Net proceeds | $															$ 159,060	$ 5,958,470	$ 5,958,470
Net of offering costs | $																				$ 30,979
Exercise price, per share | $ / shares															$ 3.225					$ 2.58
Gross proceeds | $																	3,500,000
Cancelled shares | $											$ 19,602		$ 25,469	$ 24,241			$ 99,736
Warrant shares															94,255					1,256,734
Series A Warrants [Member]
Subsequent Events [Line Items]
Warrant shares															2,513,468
Series B Warrants [Member]
Subsequent Events [Line Items]
Warrant shares															1,256,734
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Exercise price, per share | $ / shares															$ 0.001
Common Warrants [Member]
Subsequent Events [Line Items]
Exercise price, per share | $ / shares															$ 2.58
Warrant shares															278,734
Warrant [Member]
Subsequent Events [Line Items]
Exercise price, per share | $ / shares											$ 5.5
Warrant shares															978,000
Minimum [Member]
Subsequent Events [Line Items]
Percentage of membership interest																			30.00%
Maximum [Member]
Subsequent Events [Line Items]
Percentage of membership interest																			70.00%
Board of Directors [Member]
Subsequent Events [Line Items]
Reverse stock split of shares issued and outstanding																	one share of common stock for each 12 shares of the Company’s common stock
Private Placement [Member]
Subsequent Events [Line Items]
Legal fees | $			$ 60,000
Private Placement [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Warrant shares			628,367
Private Placement [Member] | Series B Warrants [Member]
Subsequent Events [Line Items]
Warrant shares			628,367
Private Placement [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Exercise price, per share | $ / shares			$ 5.569
Warrant shares			520,367
Private Placement [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Exercise price, per share | $ / shares			$ 5.57
Forecast [Member]
Subsequent Events [Line Items]
Aggregate purchase price | $						$ 150,000
Monthly installments						4
Monthly installments payable | $						$ 37,500
Granted stock options					6,249
Exercise price, per share | $ / shares					$ 6
Stock options expiried date					Mar. 05, 2029
Stock options granted date					Mar. 05, 2025
Cash fee | $				$ 40,000
Purchase shares			47,128
Common stock purchase, shares												6,846
Aggregate gross proceeds | $			$ 601,560
Exercise price, per share | $ / shares			$ 5.5
Cash fee percentage			7.50%
Management fee percentage			1.00%
Engagement letter description.			the Company shall (i) pay Wainwright a cash fee of 7.5% and a management fee of 1.0% of the aggregate gross exercise paid in cash with respect thereto, and (ii) issue warrants to purchase that number of shares of common stock equal to 7.5% of the aggregate number of shares of common stock underlying the warrants that were exercised.
Cancelled shares | $												$ 19,601
Average price, per share | $ / shares												$ 2.86
Forecast [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Owned percentage			4.99%
Forecast [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Owned percentage			9.99%
Forecast [Member] | Medical Advisory Board [Member]
Subsequent Events [Line Items]
Purchase shares				4,167
Forecast [Member] | Director [Member]
Subsequent Events [Line Items]
Granted stock options					2,083
Forecast [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Purchase shares			108,000
Purchase price, per unit | $ / shares			$ 5.57
Aggregate gross proceeds | $			$ 3,499,484
Shares sold			520,367
Purchase price of each pre-funded warrant			5.569
Net proceeds | $			$ 3,056,984
Net of offering costs | $			382,500
Legal fees | $			$ 60,000
Exercise price, per share | $ / shares			$ 0.001
Forecast [Member] | Private Placement [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Common stock purchase, shares			628,367
Forecast [Member] | Private Placement [Member] | Series B Warrants [Member]
Subsequent Events [Line Items]
Common stock purchase, shares			628,367
Forecast [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds | $			$ 2,897,924
Forecast [Member] | Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Exercise price, per share | $ / shares			$ 6.9625